Credit Risk Manager Report
FFMLT 2006FF10
EOM Reporting Date 10/31/2006
Determination Date
11/15/2006
CRM-B Report FFMLT 2006FF10
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF10
Client
Lehman
Servicer
National City Home Loan Services Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
06/30/2006
Custodian
U.S. Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
06/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
984,029,671
Issue Count
5,189
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 984,539,945 917,342,775 93.17% 0.00% 915,878,978 915,549,184
Count 5,188 4,919 94.81% 0.00% 4,911 4,911
Collection
Narrative
There is still a concern with the migration of loans into delinquency statuses. This migration may be due to the sensitivity of certain borrowers to slow pay during this quarter. OfficeTiger will monitor for a continuation of this trend.
Cash Narrative
There are no remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 1 1
FC Rvw Cnt 2 2
REO Rvw Cnt 0 0
Valuation Rvw Cnt 7 6
Loss Rvw Cnt 1 1
BK Rvw Cnt
1 1
Performance Rvw Cnt 14 4
Remittance Rvw Cnt 7 6
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 26 14
MR Recommended Action
Orig Count
Transaction Bal
Consider Repurchase Claim 3 459,211
MR Follow-up Required in 30
days
1 70,000
No Action Required 10 2,228,689
14
2,757,900
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 152,039,814 15.44% 143,884,498 15.68% 94.64% 0.00%
1,056 1,009 20.51% 95.55% 0.00%
Y 832,500,131 84.56% 773,458,277 84.32% 92.91% 0.00%
4,132 3,910 79.49% 94.63% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
06/30/2006 979,041,607 5,173 1.71 7.41 15.66 651.27 0.00 82.03 2.60% 1.88% 0.00% 188,713
07/31/2006 970,335,126 5,133 2.71 7.93 15.66 651.21 0.00 81.98 2.57% 1.86% 0.00% 187,577
08/31/2006 954,744,005 5,076 3.71 7.92 15.64 651.01 0.00 82.03 2.54% 1.60% 0.00% 186,001
09/30/2006 937,435,857 5,018 4.69 7.91 15.64 651.12 0.00 82.08 2.42% 1.50% 0.00% 184,680
10/31/2006 917,342,775 4,919 5.68 7.90 15.59 651.54 641.87 82.09 2.41% 1.47% 0.00% 182,810
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 25,464,348 2.59% 22,067,865 2.41% 86.66% 0.00%
200 176 3.58% 88.00% 0.00%
Y 959,075,597 97.41% 895,274,911 97.59% 93.35% 0.00%
4,988 4,743 96.42% 95.09% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
00unknown 74,838,515 7.60% 67,237,802 7.33% 89.84% 0.00%
348 320 6.51% 91.95% 0.00%
Alternative Doc 223,376,930 22.69% 202,938,030 22.12% 90.85% 0.00%
986 910 18.50% 92.29% 0.00%
Full Doc 667,872,380 67.84% 633,723,631 69.08% 94.89% 0.00%
3,799 3,643 74.06% 95.89% 0.00%
Stated Doc 18,452,120 1.87% 13,443,312 1.47% 72.86% 0.00%
55 46 0.94% 83.64% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 55,943,277 5.68% 53,776,847 5.86% 96.13% 0.00%
324 313 6.36% 96.60% 0.00%
R2 180,510,622 18.33% 168,008,357 18.31% 93.07% 0.00%
1,046 989 20.11% 94.55% 0.00%
R3 278,721,291 28.31% 261,311,957 28.49% 93.75% 0.00%
1,657 1,582 32.16% 95.47% 0.00%
R4 252,443,826 25.64% 236,743,947 25.81% 93.78% 0.00%
1,358 1,291 26.25% 95.07% 0.00%
R5 127,623,911 12.96% 116,918,301 12.75% 91.61% 0.00%
505 471 9.58% 93.27% 0.00%
R6 59,297,916 6.02% 54,581,442 5.95% 92.05% 0.00%
211 196 3.98% 92.89% 0.00%
R7 17,244,650 1.75% 15,331,190 1.67% 88.90% 0.00%
54 48 0.98% 88.89% 0.00%
R8 12,754,452 1.30% 10,670,735 1.16% 83.66% 0.00%
33 29 0.59% 87.88% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 590,886,765 60.02% 551,748,923 60.15% 93.38% 0.00%
3,719 3,532 71.80% 94.97% 0.00%
Y 393,653,180 39.98% 365,593,852 39.85% 92.87% 0.00%
1,469 1,387 28.20% 94.42% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 301,939,281 30.67% 257,601,108 28.08% 85.32% 0.00%
1,544 1,386 28.18% 89.77% 0.00%
Yes 682,600,664 69.33% 659,741,667 71.92% 96.65% 0.00%
3,644 3,533 71.82% 96.95% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 301,939,281 30.67% 257,601,108 28.08% 85.32% 0.00%
1,544 1,386 28.18% 89.77% 0.00%
12 48,600,794 4.94% 46,011,270 5.02% 94.67% 0.00%
188 180 3.66% 95.74% 0.00%
24 416,089,260 42.26% 401,316,512 43.75% 96.45% 0.00%
2,081 2,015 40.96% 96.83% 0.00%
36 217,910,610 22.13% 212,413,885 23.16% 97.48% 0.00%
1,375 1,338 27.20% 97.31% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 7,034,750 0.71% 6,939,462 0.76% 98.65% 0.00%
47 46 0.94% 97.87% 0.00%
c. 41-50 8,601,350 0.87% 8,178,668 0.89% 95.09% 0.00%
48 45 0.91% 93.75% 0.00%
d. 51-60 19,000,250 1.93% 17,876,851 1.95% 94.09% 0.00%
100 93 1.89% 93.00% 0.00%
e. 61-70 38,956,152 3.96% 34,014,056 3.71% 87.31% 0.00%
194 178 3.62% 91.75% 0.00%
f. 71-80 125,126,632 12.71% 112,102,360 12.22% 89.59% 0.00%
650 592 12.03% 91.08% 0.00%
g. 81-90 137,024,810 13.92% 125,351,471 13.66% 91.48% 0.00%
693 643 13.07% 92.78% 0.00%
h. 91-100 648,796,001 65.90% 612,879,907 66.81% 94.46% 0.00%
3,456 3,322 67.53% 96.12% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 2,776,400 0.28% 1,889,261 0.21% 68.05% 0.00%
9 8 0.16% 88.89% 0.00%
2 Yr Hybrid 216,643,664 22.00% 201,304,261 21.94% 92.92% 0.00%
1,499 1,423 28.93% 94.93% 0.00%
2 Yr Hybrid Balloon 132,066,116 13.41% 122,733,728 13.38% 92.93% 0.00%
615 577 11.73% 93.82% 0.00%
2 Yr Hybrid IO 297,124,755 30.18% 275,753,347 30.06% 92.81% 0.00%
1,039 982 19.96% 94.51% 0.00%
3 Yr Hybrid 65,560,860 6.66% 59,876,011 6.53% 91.33% 0.00%
433 404 8.21% 93.30% 0.00%
3 Yr Hybrid Balloon 25,679,361 2.61% 24,722,545 2.70% 96.27% 0.00%
142 139 2.83% 97.89% 0.00%
3 Yr Hybrid IO 5 66,340,133 6.74% 61,239,195 6.68% 92.31% 0.00%
285 269 5.47% 94.39% 0.00%
5 Yr Hybrid 9,855,360 1.00% 9,809,212 1.07% 99.53% 0.00%
38 38 0.77% 100.00% 0.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 2,655,372 0.29% 99.80% 0.00%
18 18 0.37% 100.00% 0.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 8,633,661 0.94% 99.97% 0.00%
39 39 0.79% 100.00% 0.00%
ARM 813,600 0.08% 808,747 0.09% 99.40% 0.00%
3 3 0.06% 100.00% 0.00%
ARM IO 4,343,000 0.44% 4,032,938 0.44% 92.86% 0.00%
12 10 0.20% 83.33% 0.00%
Balloon 19,123,370 1.94% 17,545,427 1.91% 91.75% 0.00%
94 86 1.75% 91.49% 0.00%
Balloon IO 674,800 0.07% 674,800 0.07% 100.00% 0.00%
2 2 0.04% 100.00% 0.00%
Fixed 115,707,444 11.75% 110,404,361 12.04% 95.42% 0.00%
868 836 17.00% 96.31% 0.00%
Fixed IO 16,534,200 1.68% 15,259,910 1.66% 92.29% 0.00%
92 85 1.73% 92.39% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-5 316,000 0.03% 304,437 0.03% 96.34% 0.00%
1 1 0.02% 100.00% 0.00%
c. 5.1-6 24,440,590 2.48% 23,832,332 2.60% 97.51% 0.00%
97 94 1.91% 96.91% 0.00%
d. 6.1-7 174,729,560 17.75% 168,472,325 18.37% 96.42% 0.00%
705 687 13.97% 97.45% 0.00%
e. 7.1-8 385,516,488 39.16% 369,117,454 40.24% 95.75% 0.00%
1,878 1,810 36.80% 96.38% 0.00%
f. 8.1-9 260,190,525 26.43% 234,069,201 25.52% 89.96% 0.00%
1,552 1,444 29.36% 93.04% 0.00%
g. 9.1-10 110,225,848 11.20% 95,074,643 10.36% 86.25% 0.00%
736 681 13.84% 92.53% 0.00%
h. 10.1-11 24,852,125 2.52% 22,510,589 2.45% 90.58% 0.00%
182 168 3.42% 92.31% 0.00%
i. 11.1-12 4,176,515 0.42% 3,869,604 0.42% 92.65% 0.00%
35 32 0.65% 91.43% 0.00%
j. 12.1-13 92,294 0.01% 92,191 0.01% 99.89% 0.00%
2 2 0.04% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 76,057,518 7.73% 70,315,225 7.67% 92.45% 0.00%
323 301 6.12% 93.19% 0.00%
Condo 6,617,780 0.67% 6,221,564 0.68% 94.01% 0.00%
27 25 0.51% 92.59% 0.00%
PUD 71,893,915 7.30% 66,094,735 7.21% 91.93% 0.00%
352 334 6.79% 94.89% 0.00%
Single Family 829,970,732 84.30% 774,711,252 84.45% 93.34% 0.00%
4,486 4,259 86.58% 94.94% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 16,575,500 1.68% 14,998,675 1.64% 90.49% 0.00%
116 108 2.20% 93.10% 0.00%
551-600 125,480,591 12.75% 112,338,606 12.25% 89.53% 0.00%
858 790 16.06% 92.07% 0.00%
601-650 371,875,359 37.77% 348,641,169 38.01% 93.75% 0.00%
2,166 2,074 42.16% 95.75% 0.00%
651-700 302,814,256 30.76% 287,524,245 31.34% 94.95% 0.00%
1,390 1,331 27.06% 95.76% 0.00%
701-750 123,767,663 12.57% 113,090,874 12.33% 91.37% 0.00%
477 443 9.01% 92.87% 0.00%
751-800 39,758,026 4.04% 36,496,144 3.98% 91.80% 0.00%
164 156 3.17% 95.12% 0.00%
801+ 4,268,550 0.43% 4,253,062 0.46% 99.64% 0.00%
17 17 0.35% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,454,009 0.96% 8,950,322 0.98% 94.67% 0.00%
227 215 4.37% 94.71% 0.00%
c. 51-100 97,450,206 9.90% 93,731,912 10.22% 96.18% 0.00%
1,271 1,225 24.90% 96.38% 0.00%
d. 101-200 306,545,758 31.14% 291,968,996 31.83% 95.24% 0.00%
2,116 2,026 41.19% 95.75% 0.00%
e. 201-300 194,588,455 19.76% 180,209,785 19.64% 92.61% 0.00%
798 742 15.08% 92.98% 0.00%
f. 301-400 122,219,141 12.41% 113,720,697 12.40% 93.05% 0.00%
355 331 6.73% 93.24% 0.00%
g. 401-500 75,223,706 7.64% 68,449,108 7.46% 90.99% 0.00%
168 153 3.11% 91.07% 0.00%
h. 501-600 59,457,125 6.04% 55,981,167 6.10% 94.15% 0.00%
109 103 2.09% 94.50% 0.00%
i. 601-700 30,302,150 3.08% 25,231,863 2.75% 83.27% 0.00%
47 39 0.79% 82.98% 0.00%
j. 701-800 28,287,195 2.87% 22,997,073 2.51% 81.30% 0.00%
38 31 0.63% 81.58% 0.00%
k. 801-900 12,236,200 1.24% 10,465,463 1.14% 85.53% 0.00%
14 12 0.24% 85.71% 0.00%
l. 901-999 13,233,900 1.34% 11,352,373 1.24% 85.78% 0.00%
14 12 0.24% 85.71% 0.00%
m. 1,000+ 35,542,100 3.61% 34,284,016 3.74% 96.46% 0.00%
31 30 0.61% 96.77% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 299,863,252 30.46% 274,801,704 29.96% 91.64% 0.00%
1,491 1,387 28.20% 93.02% 0.00%
Home Improvement 203,700 0.02% 203,105 0.02% 99.71% 0.00%
1 1 0.02% 100.00% 0.00%
Purchase 651,044,526 66.13% 612,480,090 66.77% 94.08% 0.00%
3,517 3,365 68.41% 95.68% 0.00%
Rate/Term Refi 33,428,467 3.40% 29,857,876 3.25% 89.32% 0.00%
179 166 3.37% 92.74% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 984,539,945 100.00% 917,342,775 100.00% 93.17% 0.00%
5,188 4,919 100.00% 94.81% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 6,440,495 0.65% 6,037,786 0.66% 93.75% 0.00%
60 58 1.18% 96.67% 0.00%
240 300,250 0.03% 298,888 0.03% 99.55% 0.00%
3 3 0.06% 100.00% 0.00%
360 977,799,200 99.32% 911,006,101 99.31% 93.17% 0.00%
5,125 4,858 98.76% 94.79% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
10/31/2006
% Bal 09/30/2006
% Bal
N
143,884,498 15.68% 146,433,125 15.62%
1,009 20.51% 1,026 20.45%
Y
773,458,277 84.32% 791,002,732 84.38%
3,910 79.49% 3,992 79.55%
IO Flag
10/31/2006
% Bal 09/30/2006
% Bal
N
551,748,923 60.15% 565,028,601 60.27%
3,532 71.80% 3,608 71.90%
Y
365,593,852 39.85% 372,407,256 39.73%
1,387 28.20% 1,410 28.10%
Orig PPP
Flag
10/31/2006
% Bal 09/30/2006
% Bal
No
257,601,108 28.08% 267,384,414 28.52%
1,386 28.18% 1,434 28.58%
Yes
659,741,667 71.92% 670,051,444 71.48%
3,533 71.82% 3,584 71.42%
Orig PPP Mos
10/31/2006
% Bal 09/30/2006
% Bal
0
257,601,108 28.08% 267,384,414 28.52%
1,386 28.18% 1,434 28.58%
12
46,011,270 5.02% 47,759,457 5.09%
180 3.66% 184 3.67%
24
401,316,512 43.75% 407,814,024 43.50%
2,015 40.96% 2,045 40.75%
36
212,413,885 23.16% 214,477,963 22.88%
1,338 27.20% 1,355 27.00%
Orig CLTV by
10%
10/31/2006
% Bal 09/30/2006
% Bal
b. 0-40
6,939,462 0.76% 6,948,964 0.74%
46 0.94% 46 0.92%
c. 41-50
8,178,668 0.89% 8,332,717 0.89%
45 0.91% 46 0.92%
d. 51-60
17,876,851 1.95% 18,301,185 1.95%
93 1.89% 96 1.91%
e. 61-70
34,014,056 3.71% 35,465,163 3.78%
178 3.62% 184 3.67%
f. 71-80
112,102,360 12.22% 114,651,723 12.23%
592 12.03% 608 12.12%
g. 81-90
125,351,471 13.66% 129,291,059 13.79%
643 13.07% 660 13.15%
h. 91-100
612,879,907 66.81% 624,445,048 66.61%
3,322 67.53% 3,378 67.32%
DQ Risk Grp
10/31/2006
% Bal 09/30/2006
% Bal
R1
53,776,847 5.86% 54,569,575 5.82%
313 6.36% 319 6.36%
R2
168,008,357 18.31% 170,686,655 18.21%
989 20.11% 1,002 19.97%
R3
261,311,957 28.49% 266,508,093 28.43%
1,582 32.16% 1,612 32.12%
R4
236,743,947 25.81% 241,229,867 25.73%
1,291 26.25% 1,315 26.21%
R5
116,918,301 12.75% 120,770,185 12.88%
471 9.58% 489 9.74%
R6
54,581,442 5.95% 55,453,771 5.92%
196 3.98% 199 3.97%
R7
15,331,190 1.67% 15,910,117 1.70%
48 0.98% 50 1.00%
R8
10,670,735 1.16% 12,307,595 1.31%
29 0.59% 32 0.64%
Doc Level
10/31/2006
% Bal 09/30/2006
% Bal
00unknown
67,237,802 7.33% 69,710,889 7.44%
320 6.51% 329 6.56%
Alternative Doc
202,938,030 22.12% 207,586,556 22.14%
910 18.50% 933 18.59%
Full Doc
633,723,631 69.08% 646,042,614 68.92%
3,643 74.06% 3,709 73.91%
Stated Doc
13,443,312 1.47% 14,095,798 1.50%
46 0.94% 47 0.94%
Occupancy
10/31/2006
% Bal 09/30/2006
% Bal
N
22,067,865 2.41% 22,662,859 2.42%
176 3.58% 181 3.61%
Y
895,274,911 97.59% 914,772,999 97.58%
4,743 96.42% 4,837 96.39%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig Credit
Score by 50
10/31/2006
% Bal 09/30/2006
% Bal
501-550
14,998,675 1.64% 15,805,734 1.69%
108 2.20% 112 2.23%
551-600
112,338,606 12.25% 117,357,969 12.52%
790 16.06% 819 16.32%
601-650
348,641,169 38.01% 356,476,739 38.03%
2,074 42.16% 2,109 42.03%
651-700
287,524,245 31.34% 291,806,783 31.13%
1,331 27.06% 1,352 26.94%
701-750
113,090,874 12.33% 114,880,586 12.25%
443 9.01% 451 8.99%
751-800
36,496,144 3.98% 36,852,116 3.93%
156 3.17% 158 3.15%
801+
4,253,062 0.46% 4,255,931 0.45%
17 0.35% 17 0.34%
Orig Loan
size by 100k
10/31/2006
% Bal 09/30/2006
% Bal
b. 0-50
8,950,322 0.98% 9,122,055 0.97%
215 4.37% 219 4.36%
c. 51-100
93,731,912 10.22% 95,627,399 10.20%
1,225 24.90% 1,250 24.91%
d. 101-200
291,968,996 31.83% 298,161,392 31.81%
2,026 41.19% 2,065 41.15%
e. 201-300
180,209,785 19.64% 184,208,386 19.65%
742 15.08% 758 15.11%
f. 301-400
113,720,697 12.40% 115,221,165 12.29%
331 6.73% 335 6.68%
g. 401-500
68,449,108 7.46% 70,748,170 7.55%
153 3.11% 158 3.15%
h. 501-600
55,981,167 6.10% 57,072,918 6.09%
103 2.09% 105 2.09%
i. 601-700
25,231,863 2.75% 26,518,615 2.83%
39 0.79% 41 0.82%
j. 701-800
22,997,073 2.51% 23,715,245 2.53%
31 0.63% 32 0.64%
k. 801-900
10,465,463 1.14% 10,467,168 1.12%
12 0.24% 12 0.24%
l. 901-999
11,352,373 1.24% 12,281,053 1.31%
12 0.24% 13 0.26%
m. 1,000+
34,284,016 3.74% 34,292,291 3.66%
30 0.61% 30 0.60%
Purpose
10/31/2006
% Bal 09/30/2006
% Bal
Cashout Refi
274,801,704 29.96% 281,586,423 30.04%
1,387 28.20% 1,418 28.26%
Home
Improvement
203,105 0.02% 203,226 0.02%
1 0.02% 1 0.02%
Purchase
612,480,090 66.77% 625,001,659 66.67%
3,365 68.41% 3,428 68.31%
Rate/Term Refi
29,857,876 3.25% 30,644,550 3.27%
166 3.37% 171 3.41%
Orig Product
Type
10/31/2006
% Bal 09/30/2006
% Bal
1 Yr Hybrid
1,889,261 0.21% 1,890,464 0.20%
8 0.16% 8 0.16%
2 Yr Hybrid
201,304,261 21.94% 206,446,050 22.02%
1,423 28.93% 1,452 28.94%
2 Yr Hybrid
Balloon
122,733,728 13.38% 126,315,761 13.47%
577 11.73% 596 11.88%
2 Yr Hybrid IO
275,753,347 30.06% 280,664,335 29.94%
982 19.96% 998 19.89%
3 Yr Hybrid
59,876,011 6.53% 62,032,568 6.62%
404 8.21% 416 8.29%
3 Yr Hybrid
Balloon
24,722,545 2.70% 24,730,811 2.64%
139 2.83% 139 2.77%
3 Yr Hybrid IO 5
61,239,195 6.68% 62,731,855 6.69%
269 5.47% 274 5.46%
5 Yr Hybrid
9,809,212 1.07% 9,817,409 1.05%
38 0.77% 38 0.76%
5 Yr Hybrid
Balloon
2,655,372 0.29% 2,656,390 0.28%
18 0.37% 18 0.36%
5 Yr Hybrid IO 5
8,633,661 0.94% 8,633,820 0.92%
39 0.79% 39 0.78%
ARM
808,747 0.09% 809,319 0.09%
3 0.06% 3 0.06%
ARM IO
4,032,938 0.44% 4,273,950 0.46%
10 0.20% 11 0.22%
Balloon
17,545,427 1.91% 18,148,523 1.94%
86 1.75% 89 1.77%
Balloon IO
674,800 0.07% 674,800 0.07%
2 0.04% 2 0.04%
Fixed
110,404,361 12.04% 112,181,307 11.97%
836 17.00% 849 16.92%
Fixed IO
15,259,910 1.66% 15,428,495 1.65%
85 1.73% 86 1.71%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Lien position
10/31/2006
% Bal 09/30/2006
% Bal
1
917,342,775 100.00% 937,435,857 100.00%
4,919 100.00% 5,018 100.00%
Property type
10/31/2006
% Bal 09/30/2006
% Bal
2-4 Family
70,315,225 7.67% 71,965,656 7.68%
301 6.12% 307 6.12%
Condo
6,221,564 0.68% 6,266,438 0.67%
25 0.51% 26 0.52%
PUD
66,094,735 7.21% 68,353,007 7.29%
334 6.79% 342 6.82%
Single Family
774,711,252 84.45% 790,850,757 84.36%
4,259 86.58% 4,343 86.55%
Original
Coupon by
100
10/31/2006
% Bal 09/30/2006
% Bal
b. 0-5
304,437 0.03% 305,673 0.03%
1 0.02% 1 0.02%
c. 5.1-6
23,832,332 2.60% 24,326,737 2.60%
94 1.91% 97 1.93%
d. 6.1-7
168,472,325 18.37% 170,489,655 18.19%
687 13.97% 695 13.85%
e. 7.1-8
369,117,454 40.24% 372,734,430 39.76%
1,810 36.80% 1,832 36.51%
f. 8.1-9
234,069,201 25.52% 242,193,925 25.84%
1,444 29.36% 1,480 29.49%
g. 9.1-10
95,074,643 10.36% 100,312,397 10.70%
681 13.84% 704 14.03%
h. 10.1-11
22,510,589 2.45% 22,973,407 2.45%
168 3.42% 173 3.45%
i. 11.1-12
3,869,604 0.42% 4,007,427 0.43%
32 0.65% 34 0.68%
j. 12.1-13
92,191 0.01% 92,205 0.01%
2 0.04% 2 0.04%
Orig Term
10/31/2006
% Bal 09/30/2006
% Bal
180
6,037,786 0.66% 6,055,410 0.65%
58 1.18% 58 1.16%
240
298,888 0.03% 299,147 0.03%
3 0.06% 3 0.06%
360
911,006,101 99.31% 931,081,301 99.32%
4,858 98.76% 4,957 98.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
06/30/2006 0.38% 0.18% 0.00% 0.00% 0.00% 0.000%
07/31/2006 0.82% 0.32% 0.00% 0.17% 0.00% 0.000%
08/31/2006 1.49% 0.70% 0.00% 0.56% 0.00% 0.000%
09/30/2006 2.17% 1.07% 0.00% 0.96% 0.00% 0.000%
10/31/2006 2.39% 1.45% 0.00% 1.57% 0.08% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
N 15.68% 92.99% 4.11% 1.77% 0.19% 0.75% 0.19%
Y 84.32% 87.78% 5.91% 2.36% 1.68% 0.23% 1.72% 0.09% 0.23%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
N 60.15% 89.68% 5.47% 2.22% 0.65% 0.32% 1.38% 0.07% 0.21%
Y 39.85% 86.96% 5.86% 2.33% 2.65% 1.86% 0.09% 0.25%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
1 Yr Hybrid 0.21% 91.04% 8.96%
2 Yr Hybrid 21.94% 87.15% 6.52% 2.52% 0.88% 0.23% 2.16% 0.20% 0.35%
2 Yr Hybrid Balloon 13.38% 87.40% 6.48% 2.24% 0.84% 1.05% 1.99%
2 Yr Hybrid IO 30.06% 86.95% 5.52% 2.41% 2.97% 2.01% 0.07% 0.08%
3 Yr Hybrid 6.53% 90.40% 5.77% 3.34% 0.49%
3 Yr Hybrid Balloon 2.70% 90.01% 3.70% 3.10% 2.02% 0.40% 0.76%
3 Yr Hybrid IO 5 6.68% 86.62% 7.23% 1.33% 2.44% 1.03% 0.22% 1.12%
5 Yr Hybrid 1.07% 100.00%
5 Yr Hybrid Balloon 0.29% 94.72% 5.28%
5 Yr Hybrid IO 5 0.94% 94.90% 5.10%
ARM 0.09% 100.00%
ARM IO 0.44% 100.00%
Balloon 1.91% 99.57% 0.43%
Balloon IO 0.07% 18.49% 81.51%
Fixed 12.04% 93.67% 4.16% 1.28% 0.25% 0.39% 0.25%
Fixed IO 1.66% 83.75% 8.72% 3.29% 4.24%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
No 28.08% 89.93% 5.34% 1.74% 1.08% 0.40% 1.27% 0.05% 0.18%
Yes 71.92% 88.08% 5.73% 2.47% 1.59% 0.11% 1.69% 0.09% 0.24%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
00unknown 7.33% 91.00% 2.69% 4.13% 1.97% 0.21%
Alternative Doc 22.12% 86.67% 6.15% 2.17% 2.86% 0.30% 1.46% 0.24% 0.16%
Full Doc 69.08% 89.02% 5.74% 2.05% 1.12% 0.18% 1.60% 0.04% 0.25%
Stated Doc 1.47% 86.05% 6.84% 4.57% 2.54%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
1 100.00% 88.60% 5.62% 2.26% 1.45% 0.19% 1.57% 0.08% 0.23%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
501-600 13.88% 80.70% 9.20% 4.77% 1.97% 0.50% 2.44% 0.42%
601-700 69.35% 88.86% 5.81% 1.98% 1.41% 0.17% 1.42% 0.11% 0.24%
701-800 16.31% 93.90% 1.98% 1.40% 1.21% 1.51%
801+ 0.46% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
N 2.41% 95.18% 3.99% 0.23% 0.60%
Y 97.59% 88.44% 5.67% 2.31% 1.48% 0.19% 1.61% 0.08% 0.22%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 865,017,563 94.30% 4,689 95.32%
Delinquent 42,978,065 4.69% 192 3.90%
Early Pay Default 5,754,098 0.63% 23 0.47%
First Pay Default 3,593,050 0.39% 15 0.30%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 5. 90dpd 5,193,293 90.25% 20 86.96%
6. 120dpd Plus 560,805 9.75% 3 13.04%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
First Pay Default 6. 120dpd Plus 3,593,050 100.00% 15 100.00%
9,347,148
38
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default e. 90 Plus dpd 355,803 6.18% 2 8.70%
g. Foreclosure 5,336,317 92.74% 20 86.96%
i. Bankruptcy 61,977 1.08% 1 4.35%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default e. 90 Plus dpd 608,050 16.92% 2 13.33%
g. Foreclosure 2,335,600 65.00% 10 66.67%
h. REO 649,400 18.07% 3 20.00%
9,347,148
38
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
R1 5.86% 97.72% 0.19% 2.09%
R2 18.31% 93.22% 3.81% 1.30% 0.65% 0.12% 0.86% 0.04%
R3 28.49% 92.60% 4.12% 1.54% 0.69% 0.08% 0.60% 0.23% 0.15%
R4 25.81% 85.59% 8.24% 2.17% 1.16% 2.21% 0.05% 0.58%
R5 12.75% 80.88% 7.25% 4.28% 3.44% 1.00% 2.94% 0.21%
R6 5.95% 79.99% 8.52% 4.07% 5.43% 0.32% 1.68%
R7 1.67% 84.96% 6.05% 3.90% 5.09%
R8 1.16% 72.55% 7.29% 4.49% 6.04% 9.63%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
h. REO
i. Bankruptcy
b. 0-50 0.98% 84.68% 10.74% 4.58%
c. 51-100 10.22% 88.66% 6.38% 2.55% 0.75% 0.08% 1.06% 0.08% 0.44%
d. 101-200 31.83% 90.24% 5.93% 2.05% 0.49% 0.22% 0.82% 0.08% 0.17%
e. 201-300 19.64% 90.43% 5.15% 2.15% 0.82% 0.11% 1.08% 0.26%
f. 301-400 12.40% 88.75% 4.92% 2.60% 2.51% 0.35% 0.87%
g. 401-500 7.46% 85.33% 6.61% 2.07% 2.16% 0.63% 2.61% 0.59%
h. 501-600 6.10% 85.40% 4.78% 3.00% 2.03% 4.79%
i. 601-700 2.75% 81.92% 10.11% 2.76% 2.49% 2.73%
j. 701-800 2.51% 96.61% 3.39%
k. 801-900 1.14% 83.18% 8.41% 8.41%
l. 901-999 1.24% 65.88% 17.21% 8.46% 8.46%
m. 1,000+ 3.74% 85.84% 3.39% 7.39% 3.38%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 152,039,814 15.44% 6,470,765 10.73% 94.64%
1,056 20.35% 40 16.95% 95.55%
Y 832,500,131 84.56% 53,860,176 89.27% 92.91%
4,132 79.65% 196 83.05% 94.63%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 25,464,348 2.59% 3,277,745 5.43% 86.66%
200 3.86% 23 9.75% 88.00%
Y 959,075,597 97.41% 57,053,196 94.57% 93.35%
4,988 96.14% 213 90.25% 95.09%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
00unknown 74,838,515 7.60% 7,165,362 11.88% 89.84%
348 6.71% 27 11.44% 91.95%
Alternative Doc 223,376,930 22.69% 18,401,953 30.50% 90.85%
986 19.01% 68 28.81% 92.29%
Full Doc 667,872,380 67.84% 29,793,553 49.38% 94.89%
3,799 73.23% 132 55.93% 95.89%
Stated Doc 18,452,120 1.87% 4,970,073 8.24% 72.86%
55 1.06% 9 3.81% 83.64%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 55,943,277 5.68% 1,654,022 2.74% 96.13%
324 6.25% 10 4.24% 96.60%
R2 180,510,622 18.33% 11,350,339 18.81% 93.07%
1,046 20.16% 54 22.88% 94.55%
R3 278,721,291 28.31% 15,222,828 25.23% 93.75%
1,657 31.94% 65 27.54% 95.47%
R4 252,443,826 25.64% 13,853,902 22.96% 93.78%
1,358 26.18% 58 24.58% 95.07%
R5 127,623,911 12.96% 9,872,735 16.36% 91.61%
505 9.73% 27 11.44% 93.27%
R6 59,297,916 6.02% 4,479,566 7.42% 92.05%
211 4.07% 13 5.51% 92.89%
R7 17,244,650 1.75% 1,825,363 3.03% 88.90%
54 1.04% 5 2.12% 88.89%
R8 12,754,452 1.30% 2,072,186 3.43% 83.66%
33 0.64% 4 1.69% 87.88%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 590,886,765 60.02% 33,463,236 55.47% 93.38%
3,719 71.68% 159 67.37% 94.97%
Y 393,653,180 39.98% 26,867,705 44.53% 92.87%
1,469 28.32% 77 32.63% 94.42%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 301,939,281 30.67% 42,466,412 70.39% 85.32%
1,544 29.76% 147 62.29% 89.77%
Yes 682,600,664 69.33% 17,864,529 29.61% 96.65%
3,644 70.24% 89 37.71% 96.95%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 301,939,281 30.67% 42,466,412 70.39% 85.32%
1,544 29.76% 147 62.29% 89.77%
12 48,600,794 4.94% 2,173,182 3.60% 94.67%
188 3.62% 6 2.54% 95.74%
24 416,089,260 42.26% 11,786,347 19.54% 96.45%
2,081 40.11% 55 23.31% 96.83%
36 217,910,610 22.13% 3,905,000 6.47% 97.48%
1,375 26.50% 28 11.86% 97.31%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 7,034,750 0.71% 39,936 0.07% 98.65%
47 0.91% 1 0.42% 97.87%
c. 41-50 8,601,350 0.87% 375,970 0.62% 95.09%
48 0.93% 3 1.27% 93.75%
d. 51-60 19,000,250 1.93% 883,650 1.46% 94.09%
100 1.93% 6 2.54% 93.00%
e. 61-70 38,956,152 3.96% 4,784,809 7.93% 87.31%
194 3.74% 16 6.78% 91.75%
f. 71-80 125,126,632 12.71% 12,224,983 20.26% 89.59%
650 12.53% 56 23.73% 91.08%
g. 81-90 137,024,810 13.92% 9,822,893 16.28% 91.48%
693 13.36% 41 17.37% 92.78%
h. 91-100 648,796,001 65.90% 32,198,700 53.37% 94.46%
3,456 66.62% 113 47.88% 96.12%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 2,776,400 0.28% 878,874 1.46% 68.05%
9 0.17% 1 0.42% 88.89%
2 Yr Hybrid 216,643,664 22.00% 12,763,701 21.16% 92.92%
1,499 28.89% 65 27.54% 94.93%
2 Yr Hybrid Balloon 132,066,116 13.41% 8,286,511 13.74% 92.93%
615 11.85% 30 12.71% 93.82%
2 Yr Hybrid IO 297,124,755 30.18% 20,507,764 33.99% 92.81%
1,039 20.03% 54 22.88% 94.51%
3 Yr Hybrid 65,560,860 6.66% 5,240,945 8.69% 91.33%
433 8.35% 26 11.02% 93.30%
3 Yr Hybrid Balloon 25,679,361 2.61% 911,390 1.51% 96.27%
142 2.74% 3 1.27% 97.89%
3 Yr Hybrid IO 5 66,340,133 6.74% 4,960,992 8.22% 92.31%
285 5.49% 15 6.36% 94.39%
5 Yr Hybrid 9,855,360 1.00% 99.53%
38 0.73% 0 0.00% 100.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 99.80%
18 0.35% 0 0.00% 100.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 99.97%
39 0.75% 0 0.00% 100.00%
ARM 813,600 0.08% 99.40%
3 0.06% 0 0.00% 100.00%
ARM IO 4,343,000 0.44% 310,000 0.51% 92.86%
12 0.23% 2 0.85% 83.33%
Balloon 19,123,370 1.94% 1,542,951 2.56% 91.75%
94 1.81% 8 3.39% 91.49%
Balloon IO 674,800 0.07% 100.00%
2 0.04% 0 0.00% 100.00%
Fixed 115,707,444 11.75% 3,838,864 6.36% 95.42%
868 16.73% 26 11.02% 96.31%
Fixed IO 16,534,200 1.68% 1,088,949 1.80% 92.29%
92 1.77% 6 2.54% 92.39%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-5 316,000 0.03% 96.34%
1 0.02% 0 0.00% 100.00%
c. 5.1-6 24,440,590 2.48% 471,808 0.78% 97.51%
97 1.87% 3 1.27% 96.91%
d. 6.1-7 174,729,560 17.75% 5,569,067 9.23% 96.42%
705 13.59% 17 7.20% 97.45%
e. 7.1-8 385,516,488 39.16% 14,814,138 24.55% 95.75%
1,878 36.20% 63 26.69% 96.38%
f. 8.1-9 260,190,525 26.43% 23,091,808 38.28% 89.96%
1,552 29.92% 91 38.56% 93.04%
g. 9.1-10 110,225,848 11.20% 13,993,354 23.19% 86.25%
736 14.19% 48 20.34% 92.53%
h. 10.1-11 24,852,125 2.52% 2,146,320 3.56% 90.58%
182 3.51% 12 5.08% 92.31%
i. 11.1-12 4,176,515 0.42% 244,446 0.41% 92.65%
35 0.67% 2 0.85% 91.43%
j. 12.1-13 92,294 0.01% 99.89%
2 0.04% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 76,057,518 7.73% 5,495,162 9.11% 92.45%
323 6.23% 21 8.90% 93.19%
Condo 6,617,780 0.67% 335,200 0.56% 94.01%
27 0.52% 1 0.42% 92.59%
PUD 71,893,915 7.30% 4,955,804 8.21% 91.93%
352 6.78% 15 6.36% 94.89%
Single Family 829,970,732 84.30% 49,544,775 82.12% 93.34%
4,486 86.47% 199 84.32% 94.94%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 16,575,500 1.68% 1,250,701 2.07% 90.49%
116 2.24% 5 2.12% 93.10%
551-600 125,480,591 12.75% 11,261,936 18.67% 89.53%
858 16.54% 54 22.88% 92.07%
601-650 371,875,359 37.77% 21,066,751 34.92% 93.75%
2,166 41.75% 85 36.02% 95.75%
651-700 302,814,256 30.76% 13,820,212 22.91% 94.95%
1,390 26.79% 53 22.46% 95.76%
701-750 123,767,663 12.57% 9,999,765 16.57% 91.37%
477 9.19% 32 13.56% 92.87%
751-800 39,758,026 4.04% 2,931,575 4.86% 91.80%
164 3.16% 7 2.97% 95.12%
801+ 4,268,550 0.43% 99.64%
17 0.33% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,454,009 0.96% 327,938 0.54% 94.67%
227 4.38% 9 3.81% 94.71%
c. 51-100 97,450,206 9.90% 2,558,701 4.24% 96.18%
1,271 24.50% 34 14.41% 96.38%
d. 101-200 306,545,758 31.14% 12,049,634 19.97% 95.24%
2,116 40.79% 79 33.47% 95.75%
e. 201-300 194,588,455 19.76% 12,771,668 21.17% 92.61%
798 15.38% 51 21.61% 92.98%
f. 301-400 122,219,141 12.41% 7,905,448 13.10% 93.05%
355 6.84% 23 9.75% 93.24%
g. 401-500 75,223,706 7.64% 6,226,563 10.32% 90.99%
168 3.24% 14 5.93% 91.07%
h. 501-600 59,457,125 6.04% 3,380,762 5.60% 94.15%
109 2.10% 6 2.54% 94.50%
i. 601-700 30,302,150 3.08% 5,032,373 8.34% 83.27%
47 0.91% 8 3.39% 82.98%
j. 701-800 28,287,195 2.87% 5,247,869 8.70% 81.30%
38 0.73% 7 2.97% 81.58%
k. 801-900 12,236,200 1.24% 1,752,502 2.90% 85.53%
14 0.27% 2 0.85% 85.71%
l. 901-999 13,233,900 1.34% 1,877,533 3.11% 85.78%
14 0.27% 2 0.85% 85.71%
m. 1,000+ 35,542,100 3.61% 1,199,950 1.99% 96.46%
31 0.60% 1 0.42% 96.77%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 299,863,252 30.46% 23,362,614 38.72% 91.64%
1,491 28.74% 99 41.95% 93.02%
Home Improvement 203,700 0.02% 99.71%
1 0.02% 0 0.00% 100.00%
Purchase 651,044,526 66.13% 34,231,421 56.74% 94.08%
3,517 67.79% 128 54.24% 95.68%
Rate/Term Refi 33,428,467 3.40% 2,736,906 4.54% 89.32%
179 3.45% 9 3.81% 92.74%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 984,539,945 100.00% 60,330,941 100.00% 93.17%
5,188 100.00% 236 100.00% 94.81%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 6,440,495 0.65% 278,185 0.46% 93.75%
60 1.16% 2 0.85% 96.67%
240 300,250 0.03% 99.55%
3 0.06% 0 0.00% 100.00%
360 977,799,200 99.32% 60,052,756 99.54% 93.17%
5,125 98.79% 234 99.15% 94.79%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 846,790,845 86.01% 12,745,034 21.13% 98.24%
4,526 87.24% 55 23.31% 98.78%
b. Non-Reportable 48,141,449 4.89% 1,850,101 3.07% 95.98%
289 5.57% 9 3.81% 96.89%
c. 30dpd 19,391,892 1.97% 99.94%
84 1.62% 0 0.00% 100.00%
d. 60dpd 9,343,049 0.95% 274,857 0.46% 97.01%
39 0.75% 1 0.42% 97.44%
e. 90dpd 342,600 0.03% 280,000 0.46% 18.21%
2 0.04% 1 0.42% 50.00%
g. Foreclosure 8,683,000 0.88% 99.96%
34 0.66% 0 0.00% 100.00%
i. Bankruptcy 2,037,905 0.21% 99.93%
11 0.21% 0 0.00% 100.00%
None 49,809,205 5.06% 45,180,949 74.89% 0.00%
203 3.91% 170 72.03% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 847,610,500 86.09% 12,745,034 21.13% 98.24%
4,531 87.34% 55 23.31% 98.79%
2. Non-Report 48,981,449 4.98% 1,850,101 3.07% 96.05%
292 5.63% 9 3.81% 96.92%
3. 30dpd 19,391,892 1.97% 99.94%
84 1.62% 0 0.00% 100.00%
4. 60dpd 9,547,049 0.97% 274,857 0.46% 97.07%
41 0.79% 1 0.42% 97.56%
5. 90dpd 5,265,450 0.53% 280,000 0.46% 94.64%
23 0.44% 1 0.42% 95.65%
6. 120dpd Plus 3,934,400 0.40% 99.97%
14 0.27% 0 0.00% 100.00%
Error 49,809,205 5.06% 45,180,949 74.89% 0.00%
203 3.91% 170 72.03% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
07/15/2006 4,686,375 10,417
08/15/2006 8,330,777 93,830
09/15/2006 15,222,082 119,711
10/15/2006 16,931,700 99,578
11/15/2006 15,145,348 170,858
60,316,282
494,394
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium Not
Remitted
PPP Flag and
Premium
Remitted
07/15/2006 15 11 4
08/15/2006 40 25 15
09/15/2006 57 34 1 22
10/15/2006 58 40 18
11/15/2006 66 37 1 28
236
147
2
87
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Liquidated Could Not Collect PPP 2
Repurchased/Transferred No PPP 4
Sum:
6
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
i. REO
k. PrePaid
k. Transfer
l. Bankruptcy
h. FC
13,464,314 13,464,314
48 48
i. REO
185,300 185,300
2 2
k. PrePaid
0 0
66 66
k. Transfer
0 0
41 41
l. Bankruptcy
2,073,661 2,073,661
12 12
unknown
899,825,909 864,084,746 20,748,564 13,254,399 1,738,200
4,849 4,685 114 42 8
864,084,746
20,748,564
13,254,399
1,738,200
13,464,314
185,300
0
0
2,073,661
4,685
114
42
8
48
2
66
41
12
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
06/30/2006 983,873,799 978,774,393 298 67,229 6,502,499 6,092,552 6,848,692 10,417
07/31/2006 978,774,393 970,047,175 92 50,346 6,469,207 6,061,385 6,817,267 93,830
08/31/2006 970,047,175 954,434,711 -67 46,517 6,408,253 6,004,067 6,756,664 119,711
09/30/2006 954,434,711 937,113,110 -10 49,612 6,298,275 5,900,594 6,644,587 99,285
10/31/2006 937,113,110 915,549,184 164 50,999 6,178,209 5,787,229 6,520,837 170,455
476
264,704
31,856,442
29,845,828
33,588,046
493,699
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2006 Loan appears to have an amortization method disagreement. 0 1
Loan appears to have a potential for high loss. 1 1
No payment has been received since transfer, early payment default. 14 14
08/31/2006
Sum:
15
16
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2006 Loan appears to have an amortization method disagreement. 1 1
Loan appears to have a potential for high loss. 1 1
No payment has been received since transfer, early payment default. 0 14
Property depreciation appears to be excessive. 4 4
09/30/2006
Sum:
6
20
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
10/31/2006 Delinquent loan does not appear to have a recent property valuation. 1 1
Foreclosure timeline violation. 2 2
Loan appears to have an amortization method disagreement. 0 1
Loan appears to have a potential deferment. 1 1
Loan appears to have a potential for high loss. 1 1
Loan appears to have applicable PPP, but none remitted. 6 6
Motion for relief of stay needed on BK loan. 1 1
No payment has been received since transfer, early payment default. 4 14
Property depreciation appears to be excessive. 5 6
10/31/2006
Sum:
21
33
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
10/31/2006 Consider Repurchase Claim 3 3
MR Follow-up Required in 30 days 1 1
No Action Required 10 10
10/31/2006
Sum:
14
14
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
09/30/2006 MR Follow-up Required in 30 days 1 1
No Action Required 4 4
09/30/2006
Sum:
5
5
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2006 Consider Repurchase Claim 14 14
MR Follow-up Required in 30 days 1 1
08/31/2006
Sum:
15
15
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline

  Cover Page
  Disclaimer
  Table of Contents
  Executive Summary
  General Pool Characteristics
  Performance
  Prepayment
  Servicer Remittance Reporting
  Loan Reviews